Note 26 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount (in shares)	13,518	18,842	14,827
Options out of the money [member]
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount (in shares)	0	0	0